CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603

                                December 14, 2012


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:            First Trust Exchange-Traded Fund IV
                       -------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund IV (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 15 and under the Investment Company Act of 1940, as amended, Amendment No. 17 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust Senior Loan Fund, a series of the Registrant.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                          Very truly yours,

                                          CHAPMAN AND CUTLER LLP


                                          By: /s/ Morrison C. Warren
                                              -------------------------------
                                                  Morrison C. Warren

Enclosures